Summary of principal accounting policies - Principles of consolidation (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2020 CNY (¥)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2020 USD ($)
ASSETS
Cash and cash equivalents	¥ 718,478		¥ 89,960	¥ 9,713	$ 101,468
Restricted cash	5,673		13,861	21,208	801
Short-term investments	76,450				10,797
Accounts receivable, net	60,370		29,372		8,526
Inventories	145,553		220,151		20,556
Advances to suppliers, net	32,628		42,145		4,608
Prepaid expense and other assets, net	37,312		32,969		5,269
Property and equipment, net	183,404		146,071		25,902
Intangible assets, net	82,567		104,457		11,661
Goodwill	1,002		1,002		142
Long-term investments	87,636		7,600		12,377
Other non-current assets	2,978		1,702		421
TOTAL ASSETS	1,434,051		689,290		202,528
LIABILITIES
Notes payable	10,698		30,645		1,511
Accrued salary and benefits	68,601		58,917		9,688
Accrued expenses and other current liabilities	30,042		24,039
Amounts due to related parties	18,097		574,859		2,556
Dividend payable			115
Income tax payable	1,662		1,674		235
Other non-current liabilities	12,334		12,826		1,742
Total liabilities	256,289		781,136		$ 36,196
Loss from operations	(117,459)	$ (16,588)	(81,542)	(72,351)
Net loss	(97,793)	(13,810)	(84,923)	(89,954)
Net cash (used in) provided by operating activities	50,566	7,142	(9,385)	(27,575)
Net cash used in investing activities	(320,249)	(45,228)	(6,702)	(1,949)
Net cash provided by financing activities	¥ 885,475	$ 125,052	¥ 88,987	¥ 39,076
Percentage of consolidated revenue	100.00%	100.00%	100.00%	100.00%
Percentage of consolidated total assets	48.00%	48.00%	85.00%
Percentage of consolidated total liabilities	93.00%	93.00%	100.00%
Variable Interest Entity, Primary Beneficiary
ASSETS
Cash and cash equivalents	¥ 113,429		¥ 89,951
Restricted cash	5,673		13,861
Short-term investments	25,550
Accounts receivable, net	60,370		29,372
Inventories	145,553		220,152
Advances to suppliers, net	32,628		41,591
Prepaid expense and other assets, net	34,158		32,969
Property and equipment, net	178,333		146,071
Intangible assets, net	1,883		3,174
Goodwill	1,002		1,002
Long-term investments	87,636		7,600
Other non-current assets	2,978		1,702
TOTAL ASSETS	689,193		587,445
LIABILITIES
Accounts payable	104,822		78,060
Notes payable	10,698		30,645
Accrued salary and benefits	66,556		56,616
Accrued expenses and other current liabilities	23,352		23,370
Amounts due to related parties	18,097		574,860
Dividend payable			115
Income tax payable	1,653		1,674
Other non-current liabilities	12,334		12,826
Total liabilities	237,512		778,166
Net revenue	1,295,850		1,093,438	¥ 947,580
Loss from operations	(19,202)		(74,744)	(72,351)
Net loss	(24,556)		(78,125)	(89,954)
Net cash (used in) provided by operating activities	51,191		(9,394)	(27,575)
Net cash used in investing activities	(264,201)		(6,702)	(1,949)
Net cash provided by financing activities	¥ 228,300		¥ 88,987	¥ 39,076
Exclusive Business Cooperation Agreements
Variable Interest Entity [Line Items]
Prior notice period (in days)	30 days	30 days